PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2019
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

7.           PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consist of the following:

	As of December 31,
	2018	2019

Digital display network equipment	$6,183	$6,604
Wi-Fi and network equipment	34,476	30,830
Gas station display network equipment	39,523	39,033
Software	9,241	9,633
Office property	10,888	10,753
Computer and office equipment	3,058	2,995
Vehicle	773	763
Leasehold improvement	2,783	2,413
Furniture and fixture	1,086	872
Total original costs	108,011	103,896
Less: impairment	(48,885)	(47,010)
Less: accumulated depreciation	(45,660)	(43,590)
Construction in progress	569	646
Less: impairment on construction in process	(569)	(562)

Total property and equipment, net	$13,466	$13,380

Depreciation expense for the years ended December 31, 2017, 2018 and 2019 were $11,547,  $1,560 and $1,018, respectively. Impairment loss recorded for the years ended December 31, 2017, 2018 and 2019 were $49,468,  $564 and $nil, respectively.